REVENUE (Tables)	12 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE DISAGGREGATED BY PRODUCT TYPE AND GEOGRAPHIC AREAS

The following tables present our revenue from contracts with customers disaggregated by product type and geographic area.

Year ended September 30, 2024	Texas	New Mexico	Total

Crude oil	$64,611	$35,609	$100,220
Natural gas	-	-	-
Revenue from contracts with customers	$64,611	$35,609	$100,220

Year ended September 30, 2023	Texas	New Mexico	Total

Crude oil	$501,920	$154,700	$656,620
Natural gas	9,003	-	9,003
Revenue from contracts with customers	$510,923	$154,700	$665,623